**Paras Madho**
*Manager*
*Securities Operations*

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05068360

CERTNYS

1-11313

**NYSE**

October 17, 2005

RECD S.E.C.
OCT 17 2005
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CKE RESTAURANTS, INC., Preferred Share Purchase Rights, $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 17, 2005.

Sincerely,

Paras Madho

PROCESSED
OCT 19 2005
THOMSON FINANCIAL

919628